COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
Assets Pledged

(in millions of $)	June 30, 2022	December 31, 2021
Vessels and equipment, net	2,308	2,107
Investments in sales-type, direct financing leases and leaseback assets	127	203
Book value of consolidated assets pledged under ship mortgages	2,435	2,310

Assets with finance lease liabilities

(in millions of $)	June 30, 2022	December 31, 2021
Vessels under finance lease, net	636	656
Total book value	636	656

The Company has funded its acquisition of vessels, jack-up rig and ultra-deepwater drilling unit through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired.

As of June 30, 2022, the Company had $2.0 billion of outstanding principal indebtedness under various credit facilities (December 31, 2021: $1.9 billion) and finance lease liabilities totaling $0.5 billion (December 31, 2021: $0.5 billion).

As of June 30, 2022, the Company had a forward contract which expired in July 2022, and has subsequently been rolled over to September 2022, to repurchase 1.4 million shares of Frontline (December 31, 2021: 1.4 million shares) with a carrying value of $12.8 million (December 31, 2021: $10.2 million). The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million recorded within debt as of June 30, 2022 (December 31, 2021: $15.6 million). As of June 30, 2022 these shares together with a restricted cash balance of $5.7 million (December 31, 2021: $8.3 million) have been pledged as part of the forward agreement.

Other Contractual Commitments and Contingencies

The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd., Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, North of England P&I Association Limited, The Standard Club Europe Ltd, The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited and The Britannia Steam Ship Insurance Association Limited, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

Capital commitments

As of June 30, 2022 and December 31, 2021, the Company has no capital commitments towards the procurement of scrubbers on vessels owned by the Company.

As of June 30, 2022, the Company had commitments to pay approximately $2.5 million towards the installation of BWTS on four vessels from its fleet (December 31, 2021: $2.7 million on five vessels), with installations expected to take place up to the end of 2023.

As of June 30, 2022, the Company had commitments under shipbuilding contracts to construct four newbuilding dual-fuel 7,000 CEU car carriers designed to use liquefied natural gas (“LNG”), totaling to $239.7 million (December 31, 2021: $254.2 million). Delivery of the vessels is expected to take place in 2023 and 2024. (Refer to Note 7: Newbuildings and Vessel Purchase Deposits).

There were no other material contractual commitments as of June 30, 2022.
The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.